CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated September 27, 2010 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 108 (“Amendment No. 108”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 108 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-10-001000) on September 27, 2010.

Eaton Vance Option Absolute Return Strategy Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Date: October 1, 2010